UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Ave

10th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

(212) 518-5344

(Registrant’s telephone number)

Armen Arus

Principal Executive Officer

Transparent Value Trust

330 Madison Ave

10th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Aggressive Fund

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 97.64%
Consumer Discretionary 30.22%
AMC Networks, Inc. - Class A(a)	4,117	$262,541
Autoliv, Inc.	1,756	186,347
AutoNation, Inc.(a)	4,874	294,438
CarMax, Inc.(a)	3,952	263,124
Chipotle Mexican Grill, Inc.(a)	279	190,978
Comcast Corp. - Class A	3,458	200,599
Dillard’s, Inc. - Class A	1,428	178,757
DR Horton, Inc.	12,500	316,125
Expedia, Inc.	3,395	289,797
Foot Locker, Inc.	3,473	195,113
Fossil Group, Inc.(a)	1,851	204,980
Harley-Davidson, Inc.	2,757	181,714
Lear Corp.	2,029	199,004
Lennar Corp. - Class A	8,082	362,154
lululemon athletica, Inc.(a)	6,009	335,242
MGM Resorts International(a)	8,939	191,116
Michael Kors Holdings, Ltd.(a)	4,262	320,076
NIKE, Inc. - Class B	2,117	203,550
Polaris Industries, Inc.	1,704	257,713
The Priceline Group, Inc.(a)	236	269,090
PulteGroup, Inc.	9,589	205,780
Tiffany & Co.	1,130	120,752
Toll Brothers, Inc.(a)	9,229	316,278
Tractor Supply Co.	3,039	239,534
TRW Automotive Holdings Corp.(a)	2,477	254,759
Twenty-First Century Fox, Inc. - Class A	4,966	190,719
The Walt Disney Co.	1,564	147,313
Wynn Resorts, Ltd.	1,326	197,256

		6,574,849

Consumer Staples 1.98%
Herbalife, Ltd.	6,831	257,529
Keurig Green Mountain, Inc.	1,314	173,967

		431,496

Energy 9.30%
Anadarko Petroleum Corp.	1,895	156,338
Cimarex Energy Co.	1,361	144,266
EOG Resources, Inc.	3,028	278,788
Hess Corp.	2,533	186,986
Oasis Petroleum, Inc.(a)	6,128	101,357
Oceaneering International, Inc.	3,772	221,831
Pioneer Natural Resources Co.	1,267	188,593
Schlumberger, Ltd.	1,984	169,453
SM Energy Co.	3,477	134,143
Valero Energy Corp.	6,320	312,840
Whiting Petroleum Corp.(a)	3,909	128,997

		2,023,592

Financials 12.00%
Aflac, Inc.	3,080	188,157
American International Group, Inc.	2,913	163,157

	Shares	Value
Financials (continued)
Capital One Financial Corp.	2,549	$210,420
Discover Financial Services	2,428	159,010
The Goldman Sachs Group, Inc.	1,124	217,865
LPL Financial Holdings, Inc.	5,030	224,087
McGraw Hill Financial, Inc.	2,226	198,069
Moody’s Corp.	1,851	177,344
The PNC Financial Services Group, Inc.	1,811	165,218
Principal Financial Group, Inc.	3,912	203,189
Regions Financial Corp.	22,780	240,557
T Rowe Price Group, Inc.	3,062	262,903
TD Ameritrade Holding Corp.	5,624	201,227

		2,611,203

Health Care 7.50%
Actavis PLC(a)	745	191,771
Allergan, Inc.	1,287	273,603
Amgen, Inc.	1,814	288,952
Gilead Sciences, Inc.(a)	2,518	237,347
Hospira, Inc.(a)	2,652	162,435
McKesson Corp.	785	162,950
Medivation, Inc.(a)	1,226	122,122
Salix Pharmaceuticals, Ltd.(a)	1,680	193,099

		1,632,279

Industrials 13.39%
B/E Aerospace, Inc.(a)	5,003	290,274
The Boeing Co.	1,850	240,463
Colfax Corp.(a)	3,452	178,020
Fortune Brands Home & Security, Inc.	3,915	177,232
Genesee & Wyoming, Inc. - Class A(a)	2,783	250,247
Honeywell International, Inc.	2,571	256,894
Northrop Grumman Corp.	880	129,703
Quanta Services, Inc.(a)	4,501	127,783
Roper Industries, Inc.	912	142,591
Snap-on, Inc.	1,632	223,160
Southwest Airlines Co.	4,638	196,280
Trinity Industries, Inc.	6,577	184,222
United Technologies Corp.	1,785	205,275
WABCO Holdings, Inc.(a)	1,492	156,332
Wabtec Corp.	1,775	154,230

		2,912,706

Information Technology 21.18%
Alliance Data Systems Corp.(a)	919	262,880
Amphenol Corp. - Class A	2,320	124,839
Arrow Electronics, Inc.(a)	2,569	148,719
Cognizant Technology Solutions Corp. - Class A(a)	6,812	358,720
F5 Networks, Inc.(a)	1,232	160,733
FleetCor Technologies, Inc.(a)	1,769	263,068
Gartner, Inc.(a)	1,891	159,241
IAC/InterActiveCorp	2,329	141,580
Lam Research Corp.	2,935	232,863
LinkedIn Corp. - Class A(a)	1,351	310,338
Marvell Technology Group, Ltd.	17,191	249,269
Microchip Technology, Inc.	3,339	150,622
Micron Technology, Inc.(a)	7,210	252,422
NVIDIA Corp.	8,639	173,212

	Shares	Value
Information Technology (continued)
Rackspace Hosting, Inc.(a)	5,996	$280,673
Red Hat, Inc.(a)	4,511	311,890
SanDisk Corp.	1,972	193,217
Trimble Navigation, Ltd.(a)	6,327	167,919
Vantiv, Inc. - Class A(a)	9,422	319,594
Visa, Inc. - Class A	853	223,657
Western Digital Corp.	1,107	122,545

		4,608,001

Materials 2.07%
Martin Marietta Materials, Inc.	1,847	203,761
Packaging Corp. of America	3,169	247,340

		451,101

TOTAL COMMON STOCKS (Cost $21,010,510)		21,245,227

EXCHANGE TRADED FUNDS 2.17%
SPDR® S&P 500® ETF Trust	2,297	472,034

TOTAL EXCHANGE TRADED FUNDS (Cost $478,076)		472,034

Total Investments - 99.81% (Cost $21,488,586)		21,717,261

Other Assets in Excess of Liabilities - 0.19%		40,466

NET ASSETS - 100.00%		$21,757,727

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Defensive Fund

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 96.66%
Consumer Discretionary 9.43%
AutoZone, Inc.(a)	1,019	$630,873
Cablevision Systems Corp. - Class A	22,885	472,346
DIRECTV(a)	6,813	590,687
Macy’s, Inc.	5,735	377,076
Michael Kors Holdings, Ltd.(a)	4,305	323,306
O’Reilly Automotive, Inc.(a)	3,769	725,985
Scripps Networks Interactive, Inc. - Class A	9,327	702,043
Ulta Salon Cosmetics & Fragrance, Inc.(a)	8,392	1,072,833
Williams-Sonoma, Inc.	13,336	1,009,269

		5,904,418

Consumer Staples 4.34%
CVS Health Corp.	6,753	650,381
The Estee Lauder Cos., Inc. - Class A	9,616	732,739
Hormel Foods Corp.	11,009	573,569
Mead Johnson Nutrition Co.	3,114	313,082
Sysco Corp.	11,290	448,100

		2,717,871

Energy 12.05%
Cameron International Corp.(a)	13,278	663,236
Chesapeake Energy Corp.	34,148	668,276
Devon Energy Corp.	8,029	491,455
Dresser-Rand Group, Inc.(a)	3,901	319,102
Ensco PLC - Class A	15,573	466,411
EQT Corp.	6,275	475,018
FMC Technologies, Inc.(a)	13,293	622,644
HollyFrontier Corp.	15,068	564,749
Kinder Morgan, Inc.	20,154	852,716
Marathon Petroleum Corp.	7,792	703,306
Noble Corp. PLC	28,877	478,492
Range Resources Corp.	6,814	364,208
Southwestern Energy Co.(a)	16,205	442,235
Transocean, Ltd.	23,674	433,944

		7,545,792

Financials 20.60%
The Allstate Corp.	7,385	518,796
American Campus Communities, Inc., REIT	13,093	541,527
Arch Capital Group, Ltd.(a)	13,363	789,753
Berkshire Hathaway, Inc. - Class B(a)	2,880	432,432
Cincinnati Financial Corp.	15,069	781,026
Crown Castle International Corp., REIT	9,031	710,740
Equity Residential, REIT	6,260	449,719
Essex Property Trust, Inc., REIT	2,039	421,257
Extra Space Storage, Inc., REIT	8,925	523,362
FNF Group	17,264	594,745
Health Care REIT, Inc.	8,194	620,040
Kilroy Realty Corp., REIT	6,818	470,919

	Shares	Value
Financials (continued)
The Macerich Co., REIT	6,242	$520,645
National Retail Properties, Inc., REIT	15,972	628,818
Reinsurance Group of America, Inc.	8,711	763,258
RenaissanceRe Holdings, Ltd.	6,420	624,152
Senior Housing Properties Trust, REIT	26,185	578,950
Simon Property Group, Inc., REIT	3,920	713,871
SL Green Realty Corp., REIT	5,074	603,908
The Travelers Cos., Inc.	5,943	629,067
US Bancorp	9,439	424,283
Weyerhaeuser Co., REIT	15,491	555,972

		12,897,240

Health Care 6.61%
AmerisourceBergen Corp.	9,321	840,381
DaVita HealthCare Partners, Inc.(a)	6,071	459,818
Edwards Lifesciences Corp.(a)	6,250	796,125
Eli Lilly & Co.	4,771	329,151
Sirona Dental Systems, Inc.(a)	8,142	711,367
Tenet Healthcare Corp.(a)	4,361	220,972
UnitedHealth Group, Inc.	7,738	782,234

		4,140,048

Industrials 5.90%
Cintas Corp.	7,720	605,557
Deere & Co.	8,462	748,633
IHS, Inc. - Class A(a)	2,813	320,344
Sensata Technologies Holding NV(a)	8,974	470,327
Stanley Black & Decker, Inc.	7,770	746,542
Stericycle, Inc.(a)	6,115	801,554

		3,692,957

Information Technology 10.30%
Apple, Inc.	5,119	565,035
Cadence Design Systems, Inc.(a)	28,777	545,900
eBay, Inc.(a)	16,761	940,627
EMC Corp.	13,903	413,475
Global Payments, Inc.	10,936	882,863
Intel Corp.	6,251	226,849
Juniper Networks, Inc.	30,210	674,287
QUALCOMM, Inc.	10,260	762,626
Solera Holdings, Inc.	6,396	327,347
Twitter, Inc.(a)	8,434	302,528
VeriSign, Inc.(a)	14,210	809,970

		6,451,507

Materials 0.44%
Royal Gold, Inc.	4,441	278,451

Telecommunication Services 2.39%
SBA Communications Corp. - Class A(a)	6,470	716,617
Verizon Communications, Inc.	16,680	780,291

		1,496,908

Utilities 24.60%
AGL Resources, Inc.	11,899	648,614
Alliant Energy Corp.	11,629	772,398
American Electric Power Co., Inc.	9,329	566,457
Calpine Corp.(a)	23,714	524,791

	Shares	Value
Utilities (continued)
DTE Energy Co.	10,452	$902,739
Edison International	8,939	585,326
Entergy Corp.	6,122	535,553
Integrys Energy Group, Inc.	13,307	1,035,950
ITC Holdings Corp.	18,595	751,796
National Fuel Gas Co.	6,470	449,859
NiSource, Inc.	16,128	684,150
Northeast Utilities	14,230	761,590
NRG Energy, Inc.	19,657	529,756
OGE Energy Corp.	12,896	457,550
PG&E Corp.	12,371	658,632
PPL Corp.	24,915	905,162
SCANA Corp.	13,051	788,280
Sempra Energy	2,049	228,177
The Southern Co.	13,034	640,100
UGI Corp.	18,525	703,579
Westar Energy, Inc.	18,633	768,425
Wisconsin Energy Corp.	15,911	839,146
Xcel Energy, Inc.	18,582	667,465

		15,405,495

TOTAL COMMON STOCKS (Cost $57,124,432)		60,530,687

EXCHANGE TRADED FUNDS 2.34%
SPDR® S&P 500® ETF Trust	7,127	1,464,598

TOTAL EXCHANGE TRADED FUNDS (Cost $1,481,510)		1,464,598

Total Investments - 99.00% (Cost $58,605,942)		61,995,285

Other Assets in Excess of Liabilities - 1.00%		628,287

NET ASSETS - 100.00%		$62,623,572

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Market Fund

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 98.49%
Consumer Discretionary 26.50%
AMC Networks, Inc. - Class A(a)	16,894	$1,077,330
Autoliv, Inc.	7,829	830,813
AutoZone, Inc.(a)	1,460	903,901
CarMax, Inc.(a)	17,186	1,144,244
Carter’s, Inc.	11,912	1,040,037
Darden Restaurants, Inc.	20,427	1,197,635
Dillard’s, Inc. - Class A	5,703	713,902
DIRECTV(a)	9,888	857,290
Foot Locker, Inc.	15,086	847,531
The Home Depot, Inc.	10,086	1,058,727
Lear Corp.	9,043	886,937
Lennar Corp. - Class A	34,802	1,559,478
Liberty Global PLC - Series C(a)	15,696	758,274
Macy’s, Inc.	7,963	523,567
Marriott International, Inc. - Class A	9,776	762,821
Michael Kors Holdings, Ltd.(a)	18,139	1,362,239
Nordstrom, Inc.	8,579	681,087
O’Reilly Automotive, Inc.(a)	5,464	1,052,476
Scripps Networks Interactive, Inc. - Class A	13,542	1,019,306
Signet Jewelers, Ltd.	5,128	674,691
Toll Brothers, Inc.(a)	39,691	1,360,211
TRW Automotive Holdings Corp.(a)	10,659	1,096,278
Williams-Sonoma, Inc.	19,353	1,464,635

		22,873,410

Consumer Staples 3.19%
CVS Health Corp.	9,821	945,860
The Estee Lauder Cos., Inc. - Class A	13,855	1,055,751
The Kroger Co.	11,647	747,854

		2,749,465

Energy 17.05%
Anadarko Petroleum Corp.	8,405	693,412
Baker Hughes, Inc.	7,389	414,301
Cabot Oil & Gas Corp.	26,725	791,327
Cameron International Corp.(a)	19,015	949,799
Chesapeake Energy Corp.	49,520	969,106
Devon Energy Corp.	11,432	699,753
Ensco PLC - Class A	22,879	685,226
EOG Resources, Inc.	13,285	1,223,150
EQT Corp.	9,034	683,874
FMC Technologies, Inc.(a)	18,906	885,557
Hess Corp.	10,080	744,106
Kinder Morgan, Inc.	28,770	1,217,259
Marathon Petroleum Corp.	11,257	1,016,057
Noble Corp. PLC	42,220	699,585
Oceaneering International, Inc.	16,458	967,895
Schlumberger, Ltd.	8,711	744,007
Valero Energy Corp.	26,907	1,331,897

		14,716,311

	Shares	Value
Financials 10.17%
BB&T Corp.	15,922	$619,207
Berkshire Hathaway, Inc. - Class B(a)	3,989	598,948
Capital One Financial Corp.	11,087	915,232
Cincinnati Financial Corp.	21,919	1,136,062
Discover Financial Services	9,395	615,279
Essex Property Trust, Inc., REIT	2,854	589,636
The Goldman Sachs Group, Inc.	4,974	964,110
Host Hotels & Resorts, Inc., REIT	18,926	449,871
Jones Lang LaSalle, Inc.	3,405	510,512
The PNC Financial Services Group, Inc.	7,398	674,919
Reinsurance Group of America, Inc.	12,641	1,107,604
US Bancorp	13,183	592,576

		8,773,956

Health Care 8.16%
Allergan, Inc.	5,641	1,199,220
AmerisourceBergen Corp.	13,561	1,222,660
Edwards Lifesciences Corp.(a)	9,109	1,160,304
Eli Lilly & Co.	6,872	474,099
Mallinckrodt PLC(a)	4,087	404,736
Salix Pharmaceuticals, Ltd.(a)	3,662	420,910
Sirona Dental Systems, Inc.(a)	11,742	1,025,899
UnitedHealth Group, Inc.	11,230	1,135,241

		7,043,069

Industrials 13.77%
AMETEK, Inc.	13,279	698,874
B/E Aerospace, Inc.(a)	21,529	1,249,113
The Boeing Co.	8,276	1,075,714
Cintas Corp.	11,243	881,901
Genesee & Wyoming, Inc. - Class A(a)	12,131	1,090,819
Honeywell International, Inc.	11,223	1,121,402
IHS, Inc. - Class A(a)	4,070	463,492
Northrop Grumman Corp.	3,479	512,770
Quanta Services, Inc.(a)	17,537	497,875
Roper Industries, Inc.	4,142	647,602
Sensata Technologies Holding NV(a)	13,023	682,535
Snap-on, Inc.	6,563	897,425
Stanley Black & Decker, Inc.	11,279	1,083,686
TransDigm Group, Inc.	4,994	980,572

		11,883,780

Information Technology 17.95%
Activision Blizzard, Inc.	24,463	492,929
Amphenol Corp. - Class A	19,344	1,040,901
Cadence Design Systems, Inc.(a)	41,762	792,225
Cognizant Technology Solutions Corp. - Class A(a)	7,849	413,328
eBay, Inc.(a)	24,551	1,377,802
EMC Corp.	19,552	581,476
Equinix, Inc.	3,857	874,498
Global Payments, Inc.	15,941	1,286,917
IAC/InterActiveCorp	8,952	544,192
Intel Corp.	9,013	327,082
Marvell Technology Group, Ltd.	73,998	1,072,971
Microchip Technology, Inc.	13,232	596,896
Nuance Communications, Inc.(a)	27,100	386,717
NVIDIA Corp.	34,678	695,294

	Shares	Value
Information Technology (continued)
QUALCOMM, Inc.	14,961	$1,112,051
Solera Holdings, Inc.	9,343	478,175
Twitter, Inc.(a)	12,517	448,985
Vantiv, Inc. - Class A(a)	11,574	392,590
VeriSign, Inc.(a)	20,704	1,180,128
Western Digital Corp.	4,365	483,205
Xilinx, Inc.	21,138	915,064

		15,493,426

Materials 1.70%
Martin Marietta Materials, Inc.	8,275	912,898
Monsanto Co.	4,597	549,204

		1,462,102

TOTAL COMMON STOCKS (Cost $82,997,737)		84,995,519

EXCHANGE TRADED FUNDS 0.39%
SPDR® S&P 500® ETF Trust	1,650	339,075

TOTAL EXCHANGE TRADED FUNDS (Cost $343,621)		339,075

Total Investments - 98.88% (Cost $83,341,358)		85,334,594

Other Assets in Excess of Liabilities - 1.12%		968,358

NET ASSETS - 100.00%		$86,302,952

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dividend Fund

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 96.84%
Consumer Discretionary 10.70%
Autoliv, Inc.	3,581	$380,016
Carter’s, Inc.	1,817	158,642
Coach, Inc.	18,562	697,189
Comcast Corp. - Class A	4,744	275,199
Darden Restaurants, Inc.	11,029	646,630
DR Horton, Inc.	6,505	164,512
Foot Locker, Inc.	4,622	259,664
The Home Depot, Inc.	3,186	334,434
Polaris Industries, Inc.	1,308	197,822
Scripps Networks Interactive, Inc. - Class A	2,062	155,207
Tupperware Brands Corp.	10,623	669,249
Williams-Sonoma, Inc.	4,169	315,510
Wynn Resorts, Ltd.	4,043	601,437

		4,855,511

Consumer Staples 1.66%
The Estee Lauder Cos., Inc. - Class A	2,738	208,636
Nu Skin Enterprises, Inc. - Class A	12,506	546,512

		755,148

Energy 10.22%
Chesapeake Energy Corp.	16,870	330,146
Devon Energy Corp.	4,875	298,399
Hess Corp.	3,074	226,923
HollyFrontier Corp.	13,923	521,834
Kinder Morgan, Inc.	18,073	764,669
Oceaneering International, Inc.	4,482	263,586
Transocean, Ltd.	74,225	1,360,544
Valero Energy Corp.	7,696	380,952
Western Refining, Inc.	13,002	491,215

		4,638,268

Financials 29.50%
Allied World Assurance Co. Holdings AG	10,749	407,602
American Campus Communities, Inc., REIT	15,689	648,897
Arthur J Gallagher & Co.	10,529	495,705
Assurant, Inc.	3,944	269,888
BankUnited, Inc.	16,767	485,740
Brown & Brown, Inc.	6,620	217,864
Camden Property Trust, REIT	7,916	584,518
Cincinnati Financial Corp.	11,143	577,542
East West Bancorp, Inc.	8,861	343,009
Everest Re Group, Ltd.	2,160	367,848
First Niagara Financial Group, Inc.	80,870	681,734
The Goldman Sachs Group, Inc.	1,101	213,407
Hospitality Properties Trust, REIT	34,341	1,064,571
Liberty Property Trust, REIT	25,131	945,680
LPL Financial Holdings, Inc.	8,524	379,744

	Shares	Value
Financials (continued)
Moody’s Corp.	1,824	$174,757
National Retail Properties, Inc., REIT	19,341	761,455
Omega Healthcare Investors, Inc., REIT	23,702	926,037
Principal Financial Group, Inc.	8,167	424,194
Regions Financial Corp.	33,473	353,475
Reinsurance Group of America, Inc.	3,029	265,401
Senior Housing Properties Trust, REIT	50,854	1,124,382
Simon Property Group, Inc., REIT	2,616	476,400
T Rowe Price Group, Inc.	4,207	361,213
TD Ameritrade Holding Corp.	8,153	291,714
Weyerhaeuser Co., REIT	15,174	544,595

		13,387,372

Health Care 1.84%
Agilent Technologies, Inc.	3,653	149,554
AmerisourceBergen Corp.	2,173	195,917
Amgen, Inc.	1,469	233,997
UnitedHealth Group, Inc.	2,533	256,061

		835,529

Industrials 6.75%
AGCO Corp.	3,710	167,692
Alaska Air Group, Inc.	2,533	151,372
The Boeing Co.	2,934	381,361
Deere & Co.	5,075	448,985
Honeywell International, Inc.	3,614	361,111
ITT Corp.	4,246	171,793
KAR Auction Services, Inc.	15,477	536,278
Snap-on, Inc.	1,955	267,327
Stanley Black & Decker, Inc.	3,903	375,000
Trinity Industries, Inc.	7,248	203,017

		3,063,936

Information Technology 3.76%
Amphenol Corp. - Class A	2,691	144,803
Intuit, Inc.	1,778	163,914
Marvell Technology Group, Ltd.	19,528	283,156
NVIDIA Corp.	13,514	270,956
QUALCOMM, Inc.	5,426	403,314
SanDisk Corp.	1,791	175,482
Solera Holdings, Inc.	5,199	266,085

		1,707,710

Materials 4.66%
Avery Dennison Corp.	9,483	491,978
FMC Corp.	3,173	180,956
LyondellBasell Industries - Class A	8,353	663,145
Rock-Tenn Co. - Class A	3,783	230,687
Steel Dynamics, Inc.	15,492	305,812
The Valspar Corp.	2,793	241,539

		2,114,117

Telecommunication Services 1.62%
Verizon Communications, Inc.	15,690	733,978

Utilities 26.13%
Alliant Energy Corp.	8,361	555,338
Atmos Energy Corp.	8,905	496,365

	Shares	Value
Utilities (continued)
CenterPoint Energy, Inc.	29,604	$693,622
Cleco Corp.	9,203	501,932
Consolidated Edison, Inc.	10,321	681,289
DTE Energy Co.	6,846	591,289
Duke Energy Corp.	7,817	653,032
Edison International	5,763	377,361
Entergy Corp.	8,076	706,488
Integrys Energy Group, Inc.	8,110	631,364
ITC Holdings Corp.	7,395	298,980
MDU Resources Group, Inc.	22,095	519,232
NiSource, Inc.	10,191	432,302
Northeast Utilities	9,942	532,096
NRG Energy, Inc.	11,164	300,870
OGE Energy Corp.	13,555	480,931
PG&E Corp.	11,497	612,100
SCANA Corp.	10,700	646,280
UGI Corp.	10,302	391,270
Vectren Corp.	12,830	593,131
Westar Energy, Inc.	15,087	622,188
Wisconsin Energy Corp.	10,224	539,214

		11,856,674

TOTAL COMMON STOCKS (Cost $43,246,083)		43,948,243

EXCHANGE TRADED FUNDS 0.49%
iShares® Dow Jones® Select Dividend Index Fund	2,793	221,764

TOTAL EXCHANGE TRADED FUNDS (Cost $226,024)		221,764

Total Investments - 97.33% (Cost $43,472,107)		44,170,007

Other Assets in Excess of Liabilities - 2.67%		1,209,903

NET ASSETS - 100.00%		$45,379,910

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a

corporation that is limited by shares, i.e., owned by shareholders

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Core Fund

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 99.50%
Consumer Discretionary 22.14%
Autoliv, Inc.	1,472	$156,208
AutoNation, Inc.(a)	2,285	138,037
Chipotle Mexican Grill, Inc.(a)	214	146,485
Coach, Inc.	4,203	157,865
DR Horton, Inc.	6,942	175,563
Foot Locker, Inc.	2,789	156,686
Fossil Group, Inc.(a)	1,370	151,714
Groupon, Inc.(a)	17,699	146,194
Lennar Corp. - Class A	4,067	182,242
lululemon athletica, Inc.(a)	2,925	163,186
The Madison Square Garden Co. - Class A(a)	1,996	150,219
MGM Resorts International(a)	6,678	142,776
Michael Kors Holdings, Ltd.(a)	2,552	191,655
Polaris Industries, Inc.	928	140,351
The Priceline Group, Inc.(a)	162	184,714
Ross Stores, Inc.	1,573	148,271
Scripps Networks Interactive, Inc. - Class A	1,712	128,862
Toll Brothers, Inc.(a)	5,937	203,461
TRW Automotive Holdings Corp.(a)	1,409	144,916
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,284	164,146
Williams-Sonoma, Inc.	2,175	164,604
Wynn Resorts, Ltd.	846	125,851

		3,464,006

Consumer Staples 0.86%
The Estee Lauder Cos., Inc. - Class A	1,756	133,807

Energy 11.80%
Cabot Oil & Gas Corp.	4,992	147,813
Cameron International Corp.(a)	3,441	171,878
Chesapeake Energy Corp.	9,343	182,843
Ensco PLC - Class A	5,517	165,234
EOG Resources, Inc.	1,549	142,616
Noble Corp. PLC	11,714	194,101
Oasis Petroleum, Inc.(a)	13,268	219,453
Oceaneering International, Inc.	2,208	129,852
QEP Resources, Inc.	7,423	150,093
Transocean, Ltd.	8,608	157,785
Valero Energy Corp.	3,745	185,378

		1,847,046

Financials 16.58%
Aflac, Inc.	2,202	134,520
Arch Capital Group, Ltd.(a)	2,591	153,128
Arthur J Gallagher & Co.	3,730	175,608
Brown & Brown, Inc.	4,866	160,140
Camden Property Trust, REIT	1,894	139,853
Cincinnati Financial Corp.	3,130	162,228
Everest Re Group, Ltd.	739	125,852

	Shares	Value
Financials (continued)
Health Care REIT, Inc.	1,689	$127,807
Liberty Property Trust, REIT	3,652	137,425
LPL Financial Holdings, Inc.	3,129	139,397
National Retail Properties, Inc., REIT	3,654	143,858
Principal Financial Group, Inc.	2,744	142,523
Rayonier, Inc., REIT	4,792	133,889
Regions Financial Corp.	13,629	143,922
Reinsurance Group of America, Inc.	1,815	159,030
Senior Housing Properties Trust, REIT	6,491	143,516
US Bancorp	2,938	132,063
Weyerhaeuser Co., REIT	3,888	139,540

		2,594,299

Health Care 2.13%
Gilead Sciences, Inc.(a)	1,734	163,447
Medivation, Inc.(a)	1,711	170,433

		333,880

Industrials 14.29%
AGCO Corp.	3,771	170,449
AMETEK, Inc.	2,672	140,627
B/E Aerospace, Inc.(a)	3,412	197,964
The Boeing Co.	1,144	148,697
Chicago Bridge & Iron Co. NV	4,029	169,137
Cintas Corp.	1,969	154,448
Deere & Co.	1,863	164,820
Genesee & Wyoming, Inc. - Class A(a)	1,715	154,213
Honeywell International, Inc.	1,610	160,871
Quanta Services, Inc.(a)	4,955	140,673
Republic Services, Inc.	3,390	136,448
Trinity Industries, Inc.	8,042	225,256
United Continental Holdings, Inc.(a)	2,310	154,516
United Rentals, Inc.(a)	1,155	117,822

		2,235,941

Information Technology 11.98%
Alliance Data Systems Corp.(a)	621	177,637
Amphenol Corp. - Class A	3,265	175,690
Arrow Electronics, Inc.(a)	2,367	137,026
Cognizant Technology Solutions Corp. - Class A(a)	3,214	169,249
FleetCor Technologies, Inc.(a)	934	138,895
Global Payments, Inc.	1,662	134,173
Google, Inc. - Class C(a)	320	168,448
Intuit, Inc.	1,614	148,795
Marvell Technology Group, Ltd.	12,802	185,629
Microchip Technology, Inc.	2,934	132,353
Micron Technology, Inc.(a)	4,184	146,482
QUALCOMM, Inc.	2,165	160,924

		1,875,301

Materials 3.63%
Avery Dennison Corp.	2,872	148,999
FMC Corp.	2,852	162,650
International Paper Co.	2,303	123,395
LyondellBasell Industries - Class A	1,683	133,613

		568,657

	Shares	Value
Telecommunication Services 1.34%
Verizon Communications, Inc.	4,474	$209,294

Utilities 14.75%
AGL Resources, Inc.	2,993	163,149
American Electric Power Co., Inc.	2,134	129,577
Calpine Corp.(a)	6,741	149,178
CenterPoint Energy, Inc.	7,233	169,469
Consolidated Edison, Inc.	2,222	146,674
Duke Energy Corp.	1,998	166,913
Entergy Corp.	1,673	146,354
ITC Holdings Corp.	3,759	151,976
Northeast Utilities	2,841	152,050
NRG Energy, Inc.	6,034	162,616
OGE Energy Corp.	3,976	141,069
The Southern Co.	2,834	139,178
UGI Corp.	4,235	160,845
Westar Energy, Inc.	4,335	178,776
Wisconsin Energy Corp.	2,841	149,834

		2,307,658

TOTAL COMMON STOCKS (Cost $15,342,301)		15,569,889

Total Investments - 99.50% (Cost $15,342,301)		15,569,889

Other Assets in Excess of Liabilities - 0.50%		77,592

NET ASSETS - 100.00%		$15,647,481

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Growth Fund

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 98.19%
Consumer Discretionary 26.82%
AutoNation, Inc.(a)	1,452	$87,715
Carter’s, Inc.	876	76,484
Chipotle Mexican Grill, Inc.(a)	136	93,093
Comcast Corp. - Class A	1,259	73,035
Discovery Communications, Inc. - Class A(a)	1,745	60,115
Dollar Tree, Inc.(a)	854	60,104
DR Horton, Inc.	4,383	110,846
Fossil Group, Inc.(a)	867	96,012
Groupon, Inc.(a)	9,898	81,757
Harman International Industries, Inc.	643	68,615
The Home Depot, Inc.	757	79,462
Lennar Corp. - Class A	2,257	101,136
lululemon athletica, Inc.(a)	1,624	90,603
The Madison Square Garden Co. - Class A(a)	1,258	94,677
Michael Kors Holdings, Ltd.(a)	1,417	106,417
O’Reilly Automotive, Inc.(a)	359	69,151
Polaris Industries, Inc.	584	88,324
The Priceline Group, Inc.(a)	101	115,161
Ross Stores, Inc.	992	93,506
Scripps Networks Interactive, Inc. - Class A	1,085	81,668
The TJX Cos., Inc.	908	62,271
Toll Brothers, Inc.(a)	3,744	128,307
Ulta Salon Cosmetics & Fragrance, Inc.(a)	813	103,934
The Walt Disney Co.	655	61,694
Williams-Sonoma, Inc.	1,354	102,471
Wynn Resorts, Ltd.	520	77,355

		2,263,913

Consumer Staples 2.42%
The Estee Lauder Cos., Inc. - Class A	1,104	84,125
The Hershey Co.	634	65,892
Keurig Green Mountain, Inc.	413	54,679

		204,696

Energy 10.19%
Cabot Oil & Gas Corp.	3,165	93,716
Cameron International Corp.(a)	2,176	108,691
EOG Resources, Inc.	980	90,229
FMC Technologies, Inc.(a)	1,682	78,785
Hess Corp.	1,127	83,195
National Oilwell Varco, Inc.	1,077	70,576
Oasis Petroleum, Inc.(a)	8,189	135,446
Oceaneering International, Inc.	1,225	72,042
Range Resources Corp.	1,131	60,452
Schlumberger, Ltd.	781	66,705

		859,837

Financials 11.46%
Affiliated Managers Group, Inc.(a)	354	75,133

	Shares	Value
Financials (continued)
Arch Capital Group, Ltd.(a)	1,635	$96,628
CBRE Group, Inc. - Class A(a)	1,814	62,130
Everest Re Group, Ltd.	467	79,530
Franklin Resources, Inc.	1,304	72,202
LPL Financial Holdings, Inc.	1,945	86,650
McGraw Hill Financial, Inc.	728	64,777
Moody’s Corp.	793	75,977
PartnerRe, Ltd.	620	70,761
Realogy Holdings Corp.(a)	1,389	61,797
RenaissanceRe Holdings, Ltd.	699	67,957
Simon Property Group, Inc., REIT	412	75,029
T Rowe Price Group, Inc.	914	78,476

		967,047

Health Care 5.09%
Biogen Idec, Inc.(a)	203	68,909
DaVita HealthCare Partners, Inc.(a)	1,034	78,315
Edwards Lifesciences Corp.(a)	579	73,753
Gilead Sciences, Inc.(a)	1,077	101,518
Medivation, Inc.(a)	1,077	107,280

		429,775

Industrials 20.30%
American Airlines Group, Inc.	1,579	84,682
AMETEK, Inc.	1,668	87,787
Avis Budget Group, Inc.(a)	1,061	70,376
B/E Aerospace, Inc.(a)	2,122	123,119
The Boeing Co.	716	93,066
CH Robinson Worldwide, Inc.	926	69,348
Chicago Bridge & Iron Co. NV	2,496	104,782
Colfax Corp.(a)	1,317	67,918
Deere & Co.	1,174	103,864
Delta Air Lines, Inc.	1,588	78,114
Fastenal Co.	1,377	65,490
Genesee & Wyoming, Inc. - Class A(a)	1,072	96,394
Precision Castparts Corp.	299	72,023
Quanta Services, Inc.(a)	3,060	86,873
Sensata Technologies Holding NV(a)	1,379	72,273
Snap-on, Inc.	531	72,609
Southwest Airlines Co.	1,520	64,326
United Continental Holdings, Inc.(a)	1,447	96,790
United Rentals, Inc.(a)	722	73,651
WABCO Holdings, Inc.(a)	685	71,774
Wabtec Corp.	667	57,956

		1,713,215

Information Technology 14.24%
Alliance Data Systems Corp.(a)	387	110,701
Amphenol Corp. - Class A	2,038	109,665
Apple, Inc.	527	58,170
Cognizant Technology Solutions Corp. - Class A(a)	1,977	104,109
Electronic Arts, Inc.(a)	1,330	62,530
FleetCor Technologies, Inc.(a)	555	82,534
Gartner, Inc.(a)	914	76,968
Global Payments, Inc.	1,043	84,201
Google, Inc. - Class C(a)	200	105,280
IAC/InterActiveCorp	861	52,340
Intuit, Inc.	1,017	93,757

	Shares	Value
Information Technology (continued)
Jack Henry & Associates, Inc.	1,097	$68,168
Micron Technology, Inc.(a)	2,666	93,337
QUALCOMM, Inc.	1,343	99,825

		1,201,585

Materials 5.44%
FMC Corp.	1,583	90,278
LyondellBasell Industries - Class A	1,030	81,772
Monsanto Co.	604	72,160
Packaging Corp. of America	742	57,913
Rock-Tenn Co. - Class A	1,298	79,152
The Valspar Corp.	902	78,005

		459,280

Utilities 2.23%
Calpine Corp.(a)	4,221	93,411
ITC Holdings Corp.	2,355	95,212

		188,623

TOTAL COMMON STOCKS (Cost $7,844,113)		8,287,971

EXCHANGE TRADED FUNDS 0.19%
iShares® S&P 500® Growth ETF	144	16,071

TOTAL EXCHANGE TRADED FUNDS (Cost $16,411)		16,071

Total Investments - 98.38% (Cost $7,860,524)		8,304,042

Other Assets in Excess of Liabilities - 1.62%		136,603

NET ASSETS - 100.00%		$8,440,645

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Value Fund

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 85.38%
Consumer Discretionary 11.11%
Autoliv, Inc.	497	$52,742
Coach, Inc.	1,416	53,185
Dillard’s, Inc. - Class A	353	44,188
Foot Locker, Inc.	909	51,068
Ford Motor Co.	2,491	38,610
GameStop Corp. - Class A	956	32,313
The Gap, Inc.	1,025	43,163
Garmin, Ltd.	575	30,377
Harley-Davidson, Inc.	493	32,494
Mattel, Inc.	911	28,191
MGM Resorts International(a)	2,269	48,511
PulteGroup, Inc.	1,934	41,504
Staples, Inc.	2,036	36,892
TRW Automotive Holdings Corp.(a)	478	49,162

		582,400

Consumer Staples 1.24%
Bunge, Ltd.	336	30,546
Tyson Foods, Inc. - Class A	855	34,277

		64,823

Energy 9.00%
Apache Corp.	550	34,469
Chesapeake Energy Corp.	3,369	65,931
Ensco PLC - Class A	1,952	58,462
Marathon Petroleum Corp.	383	34,570
Noble Corp. PLC	4,106	68,037
Occidental Petroleum Corp.	492	39,660
QEP Resources, Inc.	2,597	52,511
Transocean, Ltd.	3,037	55,668
Valero Energy Corp.	1,256	62,172

		471,480

Financials 30.37%
Aflac, Inc.	744	45,451
American International Group, Inc.	740	41,447
American Realty Capital Properties, Inc.	4,255	38,508
Arthur J Gallagher & Co.	1,263	59,462
Axis Capital Holdings, Ltd.	676	34,537
Brown & Brown, Inc.	1,650	54,301
Camden Property Trust, REIT	641	47,331
Capital One Financial Corp.	507	41,853
Cincinnati Financial Corp.	1,055	54,681
Citigroup, Inc.	709	38,364
Comerica, Inc.	707	33,116
Cullen/Frost Bankers, Inc.	453	32,000
Discover Financial Services	636	41,652
Duke Realty Corp., REIT	1,471	29,714
FNF Group	1,116	38,446
The Hartford Financial Services Group, Inc.	985	41,065
Health Care REIT, Inc.	561	42,451

	Shares	Value
Financials (continued)
Invesco, Ltd.	992	$39,204
KeyCorp	3,089	42,937
Kilroy Realty Corp., REIT	498	34,397
Liberty Property Trust, REIT	1,234	46,435
Loews Corp.	1,015	42,650
MetLife, Inc.	733	39,648
National Retail Properties, Inc., REIT	1,234	48,583
The PNC Financial Services Group, Inc.	404	36,857
Principal Financial Group, Inc.	928	48,200
Prudential Financial, Inc.	395	35,732
Rayonier, Inc., REIT	1,636	45,710
Realty Income Corp., REIT	616	29,389
Regions Financial Corp.	4,602	48,597
Reinsurance Group of America, Inc.	614	53,799
Senior Housing Properties Trust, REIT	2,140	47,315
Torchmark Corp.	675	36,565
The Travelers Cos., Inc.	333	35,248
Unum Group	1,037	36,170
US Bancorp	994	44,680
Weyerhaeuser Co., REIT	1,311	47,052
WP Carey, Inc., REIT	536	37,574

		1,591,121

Industrials 7.03%
AGCO Corp.	1,283	57,992
Cintas Corp.	663	52,006
Emerson Electric Co.	665	41,050
Honeywell International, Inc.	544	54,356
Republic Services, Inc.	1,154	46,449
Trinity Industries, Inc.	2,781	77,896
United Technologies Corp.	337	38,755

		368,504

Information Technology 6.39%
Amdocs, Ltd.	830	38,724
Applied Materials, Inc.	1,356	33,791
Arrow Electronics, Inc.(a)	802	46,428
Avnet, Inc.	878	37,771
Cadence Design Systems, Inc.(a)	1,946	36,916
Marvell Technology Group, Ltd.	4,355	63,147
Microchip Technology, Inc.	997	44,975
Microsoft Corp.	717	33,305

		335,057

Materials 3.79%
Avery Dennison Corp.	972	50,428
International Paper Co.	778	41,685
Nucor Corp.	701	34,384
Owens-Illinois, Inc.(a)	1,372	37,030
Reliance Steel & Aluminum Co.	573	35,108

		198,635

Telecommunication Services 1.36%
Verizon Communications, Inc.	1,518	71,012

Utilities 15.09%
AGL Resources, Inc.	1,015	55,328
American Electric Power Co., Inc.	727	44,143

	Shares	Value
Utilities (continued)
CenterPoint Energy, Inc.	2,469	$57,849
Consolidated Edison, Inc.	754	49,772
Duke Energy Corp.	676	56,473
Entergy Corp.	577	50,476
Exelon Corp.	1,129	41,863
FirstEnergy Corp.	785	30,607
Northeast Utilities	964	51,593
NRG Energy, Inc.	2,071	55,813
OGE Energy Corp.	1,358	48,182
Pinnacle West Capital Corp.	511	34,906
The Southern Co.	962	47,244
UGI Corp.	1,437	54,577
Westar Energy, Inc.	1,477	60,912
Wisconsin Energy Corp.	965	50,894

		790,632

TOTAL COMMON STOCKS (Cost $4,254,307)		4,473,664

EXCHANGE TRADED FUNDS 2.30%
iShares® S&P 500® Value ETF	1,286	120,588

TOTAL EXCHANGE TRADED FUNDS (Cost $121,916)		120,588

Total Investments - 87.68% (Cost $4,376,223)		4,594,252

Other Assets in Excess of Liabilities - 12.32%		645,445

NET ASSETS - 100.00%		$5,239,697

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Directional Allocation Fund

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 98.09%
Consumer Discretionary 24.36%
Autoliv, Inc.	317,013	$33,641,420
AutoZone, Inc.(a)	59,166	36,630,262
DIRECTV(a)	400,319	34,707,657
Foot Locker, Inc.	612,087	34,387,048
Lennar Corp. - Class A	1,406,125	63,008,461
Michael Kors Holdings, Ltd.(a)	727,208	54,613,321
O’Reilly Automotive, Inc.(a)	221,976	42,757,017
Signet Jewelers, Ltd.	208,980	27,495,499
Toll Brothers, Inc.(a)	1,594,087	54,629,362
TRW Automotive Holdings Corp.(a)	432,077	44,439,119
Williams-Sonoma, Inc.	781,920	59,175,706

		485,484,872

Consumer Staples 1.92%
CVS Health Corp.	397,003	38,235,359

Energy 24.20%
Cameron International Corp.(a)	778,318	38,876,984
Chesapeake Energy Corp.	2,019,874	39,528,934
Devon Energy Corp.	466,331	28,544,121
Ensco PLC - Class A	928,881	27,819,986
EOG Resources, Inc.	547,105	50,371,957
EQT Corp.	370,673	28,059,946
FMC Technologies, Inc.(a)	783,360	36,692,582
Hess Corp.	411,039	30,342,899
Kinder Morgan, Inc.	1,168,129	49,423,538
Noble Corp. PLC	1,716,659	28,445,040
Oceaneering International, Inc.	674,711	39,679,754
Schlumberger, Ltd.	356,187	30,421,932
Valero Energy Corp.	1,093,539	54,130,180

		482,337,853

Financials 3.17%
BB&T Corp.	672,933	26,170,364
Capital One Financial Corp.	449,453	37,102,345

		63,272,709

Health Care 6.73%
Edwards Lifesciences Corp.(a)	366,917	46,737,888
Sirona Dental Systems, Inc.(a)	477,357	41,706,681
UnitedHealth Group, Inc.	452,525	45,745,752

		134,190,321

Industrials 13.67%
B/E Aerospace, Inc.(a)	878,287	50,958,212
Cintas Corp.	455,812	35,753,893
Genesee & Wyoming, Inc. - Class A(a)	492,139	44,253,139
Quanta Services, Inc.(a)	745,010	21,150,834
Snap-on, Inc.	267,142	36,528,997
Stanley Black & Decker, Inc.	456,869	43,895,974

	Shares	Value
Industrials (continued)
TransDigm Group, Inc.	203,458	$39,948,978

		272,490,027

Information Technology 20.96%
Amphenol Corp. - Class A	788,078	42,406,477
Cadence Design Systems, Inc.(a)	1,708,309	32,406,622
eBay, Inc.(a)	993,795	55,771,775
EMC Corp.	832,325	24,753,346
Equinix, Inc.	156,982	35,592,529
Global Payments, Inc.	651,688	52,610,772
IAC/InterActiveCorp	377,636	22,956,492
Marvell Technology Group, Ltd.	2,992,957	43,397,877
QUALCOMM, Inc.	605,215	44,985,631
Twitter, Inc.(a)	408,445	14,650,922
VeriSign, Inc.(a)	844,732	48,149,724

		417,682,167

Materials 3.08%
Martin Marietta Materials, Inc.	337,011	37,179,053
Monsanto Co.	202,228	24,160,179

		61,339,232

TOTAL COMMON STOCKS (Cost $1,980,563,470)		1,955,032,540

EXCHANGE TRADED FUNDS 2.34%
SPDR® S&P 500® ETF Trust	113,499	23,324,045

iShares Core S&P 500 ETF	112,680	23,313,492

TOTAL EXCHANGE TRADED FUNDS (Cost $47,174,734)		46,637,537

Total Investments - 100.43% (Cost $2,027,738,204)		2,001,670,077

Liabilities in Excess of Other Assets - (0.43%)		(8,661,492)

NET ASSETS - 100.00%		$1,993,008,585

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Small-Cap Fund

December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 95.08%
Consumer Discretionary 21.49%
Abercrombie & Fitch Co. - Class A	711	$20,363
American Axle & Manufacturing Holdings, Inc.(a)	1,388	31,355
The Buckle, Inc.	356	18,697
DSW, Inc., Class A	529	19,732
Francesca’s Holdings Corp.(a)	1,799	30,043
GNC Holdings, Inc. - Class A	383	17,986
Iconix Brand Group, Inc.(a)	724	24,464
K12, Inc.(a)	3,072	36,465
Krispy Kreme Doughnuts, Inc.(a)	918	18,121
National CineMedia, Inc.	1,216	17,474
Outerwall, Inc.(a)	213	16,022
Panera Bread Co. - Class A(a)	142	24,822
Papa John’s International, Inc.	560	31,248
Pier 1 Imports, Inc.	1,344	20,697
Six Flags Entertainment Corp.	421	18,166
Smith & Wesson Holding Corp.(a)	3,283	31,090
Starz - Class A(a)	511	15,177
Steven Madden, Ltd.(a)	732	23,299
Sturm Ruger & Co., Inc	571	19,774
Tempur Sealy International, Inc.(a)	331	18,175
Tenneco, Inc.(a)	371	21,002
Tupperware Brands Corp.	489	30,807
Visteon Corp.(a)	310	33,127

		538,106

Consumer Staples 1.31%
Sanderson Farms, Inc.	392	32,938

Energy 1.82%
ION Geophysical Corp.(a)	6,628	18,227
Paragon Offshore PLC	9,875	27,354

		45,581

Financials 32.41%
Allied World Assurance Co. Holdings AG	837	31,739
Altisource Portfolio Solutions SA(a)	690	23,315
American Equity Investment Life Holding Co.	1,081	31,554
Ashford Hospitality Trust, Inc., REIT	1,976	20,708
Aspen Insurance Holdings, Ltd.	597	26,131
BancorpSouth, Inc.	1,004	22,600
BBCN Bancorp, Inc.	1,818	26,143
Cash America International, Inc.	724	16,377
CBL & Associates Properties, Inc., REIT	977	18,973
CBOE Holdings, Inc.	260	16,489
Cedar Realty Trust, Inc., REIT	2,595	19,047
Commerce Bancshares, Inc.	397	17,266
Corporate Office Properties Trust, REIT	590	16,738
DuPont Fabros Technology, Inc., REIT	479	15,922
eHealth, Inc.(a)	706	17,594
Equity Commonwealth, REIT	954	24,489

	Shares	Value
Financials (continued)
EverBank Financial Corp.	1,011	$19,270
Evercore Partners, Inc. - Class A	444	23,252
Ezcorp, Inc. - Class A(a)	2,232	26,226
First Niagara Financial Group, Inc.	3,033	25,568
FNB Corp.	1,961	26,121
Glacier Bancorp, Inc.	812	22,549
Hospitality Properties Trust, REIT	977	30,287
Inland Real Estate Corp., REIT	1,574	17,235
Maiden Holdings, Ltd.	1,840	23,534
Northwest Bancshares, Inc.	1,735	21,740
OFG Bancorp	1,598	26,607
Popular, Inc.(a)	535	18,217
Post Properties, Inc., REIT	274	16,103
TCF Financial Corp.	1,447	22,993
TrustCo Bank Corp. NY	4,179	30,340
Trustmark Corp.	793	19,460
Waddell & Reed Financial, Inc. - Class A	475	23,664
Walter Investment Management Corp.(a)	1,129	18,640
Webster Financial Corp.	782	25,438
Wintrust Financial Corp.	626	29,272

		811,601

Health Care 3.52%
Health Net, Inc.(a)	318	17,023
MedAssets, Inc.(a)	1,152	22,763
PAREXEL International Corp.(a)	575	31,947
United Therapeutics Corp.(a)	127	16,445

		88,178

Industrials 10.11%
Alaska Air Group, Inc.	493	29,462
Deluxe Corp.	557	34,673
Federal Signal Corp.	1,065	16,443
Generac Holdings, Inc.(a)	330	15,431
ITT Corp.	797	32,247
Landstar System, Inc.	235	17,044
Lennox International, Inc.	166	15,782
Mueller Water Products, Inc. - Class A	2,483	25,426
RR Donnelley & Sons Co.	1,352	22,720
Trex Co. Inc(a)	574	24,441
TriMas Corp.(a)	628	19,650

		253,319

Information Technology 23.06%
ARRIS Group, Inc.(a)	986	29,767
Aspen Technology, Inc.(a)	1,121	39,257
Blucora, Inc.(a)	2,660	36,841
Broadridge Financial Solutions, Inc.	482	22,259
CDW Corp.	932	32,778
DST Systems, Inc.	215	20,242
Genpact, Ltd.(a)	1,357	25,688
InterDigital, Inc.	495	26,186
Lexmark International, Inc. - Class A	551	22,740
Manhattan Associates, Inc.(a)	503	20,482
MAXIMUS, Inc.	544	29,833
Methode Electronics, Inc.	931	33,991
NeuStar, Inc. - Class A(a)	1,227	34,111
NIC, Inc.	1,751	31,500

	Shares	Value
Information Technology (continued)
OmniVision Technologies, Inc.(a)	1,134	$29,484
Rambus, Inc.(a)	1,807	20,040
RealD, Inc.(a)	1,437	16,957
Rovi Corp.(a)	1,381	31,197
Take-Two Interactive Software, Inc.(a)	566	15,865
Web.com Group, Inc.(a)	1,959	37,201
WebMD Health Corp.(a)	531	21,001

		577,420

Materials 1.36%
KapStone Paper and Packaging Corp.	599	17,557
The Scotts Miracle-Gro Co. - Class A	264	16,452

		34,009

TOTAL COMMON STOCKS (Cost $2,400,755)		2,381,152

EXCHANGE TRADED FUNDS 3.02%
iShares® Russell 2000® ETF	632	75,632

TOTAL EXCHANGE TRADED FUNDS (Cost $75,098)		75,632

Total Investments - 98.10% (Cost $2,475,853)		2,456,784

Other Assets in Excess of Liabilities - 1.90%		47,538

NET ASSETS - 100.00%		$2,504,322

(a)	Non-Income Producing Security

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a

corporation that is limited by shares, i.e., owned by shareholders

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designated corporations in various countries, mostly those employing civil law

See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009. The Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund, Transparent Value Directional Allocation Fund and the Transparent Value Small-Cap Fund (each, a “Fund”, and collectively, the “Funds”) were organized as non-diversified series under the Trust.

The Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, and the Transparent Value Large-Cap Market Fund commenced operations on April 27, 2010 and the only transaction prior to the commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, and the Transparent Value Large-Cap Value Fund commenced operations on February 10, 2011. The Transparent Value Directional Allocation Fund commenced operations on June 18, 2012. The Transparent Value Small-Cap Fund commenced operations on April 1, 2014. The Transparent Value SMID-Cap Directional Allocation Fund was registered on June 9, 2014, but has not commenced operations as of the date of this report.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are supervised by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”), Transparent Value Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”), and the Transparent Value Small-Cap IndexSM (the “Small-Cap Index” or “Index”) respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset values (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At December 31, 2014, none of the Funds’ assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term if the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Funds’ investments carried at value:

Transparent Value Large-Cap Aggressive Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$21,245,227	$–	$–	$21,245,227
Exchange Traded Funds	472,034	–	–	472,034
TOTAL	$21,717,261	$–	$–	$21,717,261

Transparent Value Large-Cap Defensive Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$60,530,687	$–	$–	$60,530,687
Exchange Traded Funds	1,464,598	–	–	1,464,598
TOTAL	$61,995,285	$–	$–	$61,995,285

Transparent Value Large-Cap Market Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$84,995,519	$–	$–	$84,995,519
Exchange Traded Funds	339,075	–	–	339,075
TOTAL	$85,334,594	$–	$–	$85,334,594

Transparent Value Dividend Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$43,948,243	$–	$–	$43,948,243
Exchange Traded Funds	221,764	–	–	221,764
TOTAL	$44,170,007	$–	$–	$44,170,007

Transparent Value Large-Cap Core Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$15,569,889	$–	$–	$15,569,889
Exchange Traded Funds	–	–	–	–
TOTAL	$15,569,889	$–	$–	$15,569,889

Transparent Value Large-Cap Growth Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,287,971	$–	$–	$8,287,971
Exchange Traded Funds	16,071	–	–	16,071
TOTAL	$8,304,042	$–	$–	$8,304,042

Transparent Value Large-Cap Value Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,473,664	$–	$–	$4,473,664
Exchange Traded Funds	120,588	–	–	120,588
TOTAL	$4,594,252	$–	$–	$4,594,252

Transparent Value Directional Allocation Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$1,955,032,540	$–	$–	$1,955,032,540
Exchange Traded Funds	46,637,537	–	–	46,637,537
TOTAL	$2,001,670,077	$–	$–	$2,001,670,077

Transparent Value Small-Cap Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,381,152	$–	$–	$2,381,152
Exchange Traded Funds	75,632	–	–	75,632
TOTAL	$2,456,784	$–	$–	$2,456,784

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended December 31, 2014, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of December 31, 2014 were as follows:

Transparent Value Large-Cap Aggressive Fund:

Gross appreciation (excess of value over tax cost)	$1,625,194
Gross depreciation (excess of tax cost over value)	(1,586,410)
Net unrealized appreciation	$38,784
Cost of investments for income tax purposes	$21,678,477

Transparent Value Large-Cap Defensive Fund:

Gross appreciation (excess of value over tax cost)	$6,066,018
Gross depreciation (excess of tax cost over value)	(2,815,912)
Net unrealized appreciation	$3,250,106
Cost of investments for income tax purposes	$58,745,179

Transparent Value Large-Cap Market Fund:

Gross appreciation (excess of value over tax cost)	$5,244,637
Gross depreciation (excess of tax cost over value)	(4,052,444)
Net unrealized appreciation	$1,192,193
Cost of investments for income tax purposes	$84,142,401

Transparent Value Dividend Fund:

Gross appreciation (excess of value over tax cost)	$2,305,922
Gross depreciation (excess of tax cost over value)	(1,752,231)
Net unrealized appreciation	$553,691
Cost of investments for income tax purposes	$43,616,316

Transparent Value Large-Cap Core Fund:

Gross appreciation (excess of value over tax cost)	$777,893
Gross depreciation (excess of tax cost over value)	(688,560)
Net unrealized appreciation	$89,333
Cost of investments for income tax purposes	$15,480,556

Transparent Value Large-Cap Growth Fund:

Gross appreciation (excess of value over tax cost)	$718,365
Gross depreciation (excess of tax cost over value)	(323,013)
Net unrealized appreciation	$395,352
Cost of investments for income tax purposes	$7,908,690

Transparent Value Large-Cap Value Fund:

Gross appreciation (excess of value over tax cost)	$331,243
Gross depreciation (excess of tax cost over value)	(144,447)
Net unrealized appreciation	$186,796
Cost of investments for income tax purposes	$4,407,456

Transparent Value Directional Allocation Fund:

Gross appreciation (excess of value over tax cost)	$63,390,311
Gross depreciation (excess of tax cost over value)	(107,631,654)
Net unrealized depreciation	$(44,241,343)
Cost of investments for income tax purposes	$2,045,911,420

Transparent Value Small-Cap Fund:

Gross appreciation (excess of value over tax cost)	$110,746
Gross depreciation (excess of tax cost over value)	(131,702)
Net unrealized depreciation	$(20,956)
Cost of investments for income tax purposes	$2,477,740

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, Principal Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, Principal Executive Officer

Date:	February 25, 2015

By:	/s/ Keith D. Kemp
Keith D. Kemp, Principal Financial Officer

Date:	February 25, 2015